PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Less: accumulated depreciation	$ (1,192,573)	$ (889,260)
Property and equipment, net	594,148	854,719
Depreciation	320,842	411,635	$ 257,464
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	$ 467,564	393,985
Salvage value	3.00%
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 1,112,359	1,151,482
Office equipment [Member]
Property, Plant and Equipment, Gross	$ 172,166	173,984
Salvage value	3.00%
Electric equipment [Member]
Property, Plant and Equipment, Gross	$ 34,632	$ 24,528
Salvage value	3.00%
Useful life (years)	3 years
Maximum [Member]
Salvage value	5.00%
Maximum [Member] | Leasehold improvements [Member]
Useful life (years)	5 years
Maximum [Member] | Vehicles [Member]
Salvage value	5.00%
Useful life (years)	5 years
Maximum [Member] | Office equipment [Member]
Useful life (years)	5 years
Minimum [Member]
Salvage value	3.00%
Minimum [Member] | Leasehold improvements [Member]
Useful life (years)	3 years
Minimum [Member] | Vehicles [Member]
Salvage value	3.00%
Useful life (years)	4 years
Minimum [Member] | Office equipment [Member]
Useful life (years)	3 years